NOTE 10: INCOME TAXES: Schedule of non-capital income tax losses (Tables)	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
Schedule of non-capital income tax losses
Year of		Year of
Loss	Amount	Expiration

2014	$963,089	2024
2015	858,856	2025
2016	603,863	2026
2017	673,679	2027

	$3,099,487